Segment information	12 Months Ended
Dec. 31, 2023
Segment Information
Segment information

NOTE 3: SEGMENT INFORMATION

Current accounting guidance establishes standards for reporting information about operating segments in annual financial statements and requires reporting of selected information about operating segments in interim financial reports issued to shareholders. Operating segments are components of a company for which separate financial information is available and regularly evaluated by the chief operating decision-makers to decide how to allocate resources and assess performance. Chief operating decision-makers use profit to evaluate operating performance of each segment. Accounting guidance also establishes standards for related disclosures about a company’s products and services, geographical areas of operation, and major customers. The Company has determined that its reportable segments are the same as those used in the Company’s internal reporting. Navios Logistics has three reportable segments: the Port Terminal Business, the Cabotage Business and the Barge Business. The Port Terminal Business includes the dry port terminal operations and the liquid port terminal operations. A general description of each segment follows:

The Port Terminal Business segment

This segment includes the operating results of Navios Logistics’ dry port terminal and liquid port terminal operations.

(i) Dry port terminal operations

Navios Logistics owns and operates the largest independent bulk transfer and storage port terminal facilities in Uruguay based on throughputs. Its dry port terminal operations are comprised of two port terminals, one for agricultural and forest-related exports (the “Grain Port Terminal”) and one for mineral-related exports (the “Iron Ore Port Terminal”) which are located in an international tax-free trade zone in the port of Nueva Palmira, Uruguay, at the convergence of the Parana and Uruguay rivers. The Grain Port Terminal, together with the Iron Ore Port Terminal, may be collectively referred to as the “Dry Port Terminals.”

(ii) Liquid port terminals operations

Navios Logistics owns and operates an up-river port terminal with tank storage for refined petroleum products, oil and gas in San Antonio, Paraguay, approximately 17 miles by river from the capital of Asuncion. The liquid port terminal in San Antonio is one of the largest independent storage facilities for crude and petroleum products in Paraguay based on storage capacity.

Navios Logistics owns a port terminal with tank storage for liquid cargoes, such as vegetable oils, biofuels and others, and provision of fuel products within Nueva Palmira Free Zone for bunkering operations (the liquid port terminal in San Antonio together with the liquid port terminal in Nueva Palmira, the “Liquid Port Terminals”). The liquid port is located in Nueva Palmira, Uruguay, at kilometer zero of the Parana-Paraguay riverway, at the confluence of Parana & Uruguay rivers. The liquid port has a static storage capacity of 37,000 cubic meters. The strategic location of the terminal at the mouth of the Hidrovia Waterway has comparative advantages for the facilitation of international trade exports as well as imports.

In addition, since October 2022, Navios Logistics has been providing bunkering services using floating storage capacity in the port of Nueva Palmira

The Cabotage Business segment

Navios Logistics owns and operates ocean-going vessels to support the transportation needs of its customers in the South American coastal trade business. Its fleet consists of five ocean-going product tanker vessels and a river and estuary tanker vessel. Navios Logistics contracts its vessels operating in the Cabotage Business segment either on a time-charter basis or on a CoA basis.

The Barge Business segment

Navios Logistics services the Argentine, Bolivian, Brazilian, Paraguayan and Uruguayan river transportation markets through its fleet. Navios Logistics operates different types of pushboats and wet and dry barges for delivering a wide range of dry and liquid products between ports in the Parana, Paraguay and Uruguay River systems in South America (the Hidrovia or the “waterway”). Navios Logistics contracts its vessels either on a time-charter basis or on a CoA basis.

Inter-segment transactions, if any, are accounted for at current market prices.

The following table describes the results of operations of the three segments, the Port Terminal Business segment, the Cabotage Business segment and the Barge Business segment for the years ended December 31, 2023, 2022 and 2021:

	Year Ended December 31, 2023
	Port Terminal Business	Cabotage Business	Barge Business	Total
Revenue	$139,556	$53,584	$117,651	$310,791
Cost of sales	(58,374)	(47,042)	(98,954)	(204,370)
Gross profit	$81,182	$6,542	$18,697	$106,421
Administrative expenses	(5,077)	(3,370)	(12,869)	(21,316)
Other operating income	67	—	1,586	1,653
Other operating expenses	(557)	(2,162)	(3,972)	(6,691)
Allowance for expected credit losses on financial	(392)	—	—	(392)
Operating profit	$75,223	$1,010	$3,442	$79,675
Finance income	729	250	764	1,743
Finance costs	(26,471)	(9,244)	(27,925)	(63,640)
Other financial results	—	2,225	842	3,067
Profit/(loss) before tax	$49,481	$(5,759)	$(22,877)	$20,845
Income tax expense	—	(5,979)	(1,085)	(7,064)
Profit/(loss) for the year	$49,481	$(11,738)	$(23,962)	$13,781

	Year Ended December 31, 2022
	Port Terminal Business	Cabotage Business	Barge Business	Total
Revenue	$118,479	$52,192	$83,483	$254,154
Cost of sales	(35,271)	(46,879)	(98,200)	(180,350)
Gross profit/(loss)	$83,208	$5,313	$(14,717)	$73,804
Administrative expenses	(4,220)	(2,785)	(10,554)	(17,559)
Other operating income	138	245	694	1,077
Other operating expenses	—	(2,163)	(3,109)	(5,272)
Allowance for expected credit losses on financial	(80)	—	(240)	(320)
Operating profit/(loss)	$79,046	$610	$(27,926)	$51,730
Finance income	235	97	266	598
Finance costs	(25,033)	(9,850)	(27,404)	(62,287)
Other financial results	—	—	3,798	3,798
Profit/(loss) before tax	$54,248	$(9,143)	$(51,266)	$(6,161)
Income tax benefit	—	657	1,062	1,719
Profit/(loss) for the year	$54,248	$(8,486)	$(50,204)	$(4,442)

	Year Ended December 31, 2021
	Port Terminal Business	Cabotage Business	Barge Business	Total
Revenue	$104,545	$34,909	$83,154	$222,608
Cost of sales	(40,171)	(55,922)	(87,801)	(183,894)
Gross profit/(loss)	$64,374	$(21,013)	$(4,647)	$38,714
Administrative expenses	(3,418)	(2,252)	(8,849)	(14,519)
Other operating income	760	—	705	1,465
Other operating expenses	(3)	(1,402)	(3,354)	(4,759)
Allowance for expected credit losses on financial	(73)	—	(318)	(391)
Operating profit/(loss)	$61,640	$(24,667)	$(16,463)	$20,510
Finance income	1,780	957	1,890	4,627
Finance costs	(23,647)	(13,008)	(28,644)	(65,299)
Other financial results	—	—	3,162	3,162
Loss from mark to market and disposal of financial asset	(9,276)	(4,987)	(9,886)	(24,149)
Profit/(loss) before tax	$30,497	$(41,705)	$(49,941)	$(61,149)
Income tax expense	—	(1,848)	(3,382)	(5,230)
Profit/(loss) for the year	$30,497	$(43,553)	$(53,323)	$(66,379)

For the Cabotage Business segment and for the Barge Business segment, the Company’s vessels operate on a regional basis and are not restricted to specific locations. Accordingly, it is not practicable to allocate the assets of these operations to specific locations.

All the assets related to the Port Terminal Business segment are located in Uruguay and in Paraguay. The total net book value of long-lived assets for the Port Terminal Business segment amounted to $215,853 and $196,587 as of December 31, 2023 and 2022, respectively.

In addition, the net book value of intangible assets other than goodwill allocated to the Cabotage Business segment and to the Barge Business segment, collectively, amounted to $7,098 and $8,873 as of December 31, 2023 and 2022, respectively, while the net book value of intangible assets allocated to the Port Terminal segment amounted to $37,501 and $37,320, respectively.